MINERAL EXPLORATION PROPERTIES (Detail Textuals 2) (Pires Gold Project)	0 Months Ended		1 Months Ended		12 Months Ended
	Mar. 14, 2012 USD ($)	Mar. 14, 2012 CAD	Mar. 30, 2012 Ansell Capital Corp USD ($)	Mar. 30, 2012 Ansell Capital Corp CAD	Dec. 31, 2012 Ansell Capital Corp CAD
Mineral Exploration Properties [Line Items]
Amount of interest sold to third party		100,480
Value of interest sold payable in two tranches	100,000
Percentage of interest earned			10.00%	10.00%
Cash payable for interest earned			10,000	10,000
Number of shares issued from treasury stock			300,000	300,000
Fair value of common per share issued				0.05
Recovery amount related to Mineral property costs					70,169
Other costs related to purchase of interest					5,311